Amplify Etho Climate Leadership U.S. ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Communication Services - 5.3%
Cargurus, Inc. (a)	26,342	$962,537
Cars.com, Inc. (a)	35,394	613,378
Electronic Arts, Inc.	4,584	670,639
Eventbrite, Inc. - Class A (a)	110,951	372,795
Interpublic Group of Cos., Inc.	19,097	535,098
John Wiley & Sons, Inc. - Class A	16,092	703,381
Netflix, Inc. (a)	1,005	895,777
New York Times Co. - Class A	14,069	732,291
Omnicom Group, Inc.	6,345	545,924
Paramount Global - Class B (b)	51,648	540,238
Take-Two Interactive Software, Inc. (a)	4,096	753,992
TEGNA, Inc.	41,184	753,255
T-Mobile US, Inc.	3,725	822,219
Verizon Communications, Inc.	15,043	601,570
		9,503,094

Consumer Discretionary - 13.4%
Asbury Automotive Group, Inc. (a)	2,580	627,017
Beazer Homes USA, Inc. (a)	18,534	508,944
Booking Holdings, Inc.	172	854,568
Burlington Stores, Inc. (a)	2,620	746,857
Carter's, Inc.	7,396	400,789
Cheesecake Factory, Inc.	17,100	811,224
Chegg, Inc. (a)	80,300	129,283
Chipotle Mexican Grill, Inc. (a)	10,525	634,657
Columbia Sportswear Co.	7,491	628,720
Crocs, Inc. (a)	4,229	463,202
Deckers Outdoor Corp. (a)	3,888	789,614
Denny's Corporation (a)	67,848	410,480
Etsy, Inc. (a)	8,847	467,918
Floor & Decor Holdings, Inc. - Class A (a)	4,690	467,593
Frontdoor, Inc. (a)	18,660	1,020,142
Gentex Corp.	16,834	483,641
Gentherm, Inc. (a)	10,560	421,608
G-III Apparel Group Ltd. (a)	20,957	683,617
Haverty Furniture Cos., Inc.	18,318	407,759
Helen of Troy Ltd. (a)	5,278	315,783
iRobot Corp. (a)	69,431	538,090
La-Z-Boy, Inc.	16,159	704,048
LCI Industries	5,051	522,223
Lear Corp.	4,200	397,740
Levi Strauss & Co. - Class A	30,419	526,249
Lithia Motors, Inc.	2,023	723,081
Marriott Vacations Worldwide Corp.	5,714	513,117
Meritage Homes Corp.	3,468	533,448
Modine Manufacturing Co. (a)	6,389	740,677
Movado Group, Inc.	22,047	433,885
Planet Fitness, Inc. - Class A (a)	9,711	960,127
Ralph Lauren Corp.	3,240	748,375
Ross Stores, Inc.	4,142	626,560
Steven Madden Ltd.	14,380	611,438
Tesla, Inc. (a)	3,461	1,397,690
TJX Cos., Inc.	5,998	724,618
Tri Pointe Homes, Inc. (a)	15,723	570,116
Valvoline, Inc. (a)	13,640	493,495
Wayfair, Inc. - Class A (a)	8,956	396,930
YETI Holdings, Inc. (a)	15,774	607,457
		24,042,780

Consumer Staples - 4.4%
Church & Dwight Co., Inc.	5,828	610,250
Coty, Inc. - Class A (a)	50,820	353,707
Edgewell Personal Care Co.	15,731	528,562
Estee Lauder Cos., Inc. - Class A	3,947	295,946
Ingredion, Inc.	5,264	724,116
Kimberly-Clark Corp.	4,755	623,095
Kroger Co.	10,642	650,758
Performance Food Group Co. (a)	8,147	688,829
Sprouts Farmers Market, Inc. (a)	9,453	1,201,193
SunOpta, Inc. (a)	88,485	681,334
Sysco Corp.	7,560	578,037
TreeHouse Foods, Inc. (a)	15,606	548,239
USANA Health Sciences, Inc. (a)	12,538	449,989
		7,934,055

Financials - 17.8%
Ally Financial, Inc.	15,259	549,477
Amerant Bancorp, Inc.	26,101	584,923
American Express Co.	2,672	793,023
Arthur J Gallagher & Co.	2,434	690,891
Associated Banc-Corp.	28,910	690,949
Atlantic Union Bankshares Corp.	17,584	666,082
Bank of Hawaii Corp.	9,986	711,403
Bank OZK	13,539	602,892
BankUnited, Inc.	22,207	847,641
BOK Financial Corp.	6,703	713,534
Brown & Brown, Inc.	6,948	708,835
Camden National Corp. (b)	18,649	797,058
Cass Information Systems, Inc.	12,622	516,366
Cohen & Steers, Inc.	8,044	742,783
Columbia Banking System, Inc.	32,511	878,122
Comerica, Inc.	11,299	698,843
Commerce Bancshares, Inc./MO	12,001	747,751
Discover Financial Services	4,699	814,008
Essent Group Ltd.	10,389	565,577
First Busey Corp.	25,863	609,591
First Financial Bancorp	27,717	745,033
First Horizon Corp.	40,139	808,399
First Interstate BancSystem, Inc. - Class A	23,177	752,557
Global Payments, Inc.	4,552	510,097
Hamilton Lane, Inc. - Class A	5,396	798,878
Hancock Whitney Corp.	13,392	732,810
Huntington Bancshares, Inc./OH	44,407	722,502
Jack Henry & Associates, Inc.	3,501	613,725
KeyCorp	39,568	678,196
LPL Financial Holdings, Inc.	2,303	751,953
Mastercard, Inc. - Class A	1,264	665,585
MSCI, Inc.	1,095	657,011
NMI Holdings, Inc. - Class A (a)	18,797	690,978
OneMain Holdings, Inc.	12,457	649,383
Pacific Premier Bancorp, Inc.	25,818	643,385
PayPal Holdings, Inc. (a)	9,076	774,637
PennyMac Financial Services, Inc.	6,730	687,402
Piper Sandler Cos.	3,087	925,946
Primerica, Inc.	2,403	652,222
Sandy Spring Bancorp, Inc.	26,720	900,731
Selective Insurance Group, Inc.	5,572	521,093
Visa, Inc. - Class A	2,180	688,967
Voya Financial, Inc.	8,347	574,524
W R Berkley Corp.	10,404	608,842
Webster Financial Corp.	12,217	674,623
Wintrust Financial Corp.	5,823	726,186
		32,085,414

Health Care - 13.0%
Agios Pharmaceuticals, Inc. (a)	20,789	683,127
Allogene Therapeutics, Inc. (a)	135,952	289,578
Alnylam Pharmaceuticals, Inc. (a)	4,080	960,065
Amgen, Inc.	2,177	567,413
AMN Healthcare Services, Inc. (a)	9,601	229,656
Arrowhead Pharmaceuticals, Inc. (a)	21,249	399,481
AtriCure, Inc. (a)	19,979	610,558
BioMarin Pharmaceutical, Inc. (a)	6,961	457,547
Bruker Corp.	6,475	379,565
Catalyst Pharmaceuticals, Inc. (a)	38,141	796,003
Cytokinetics, Inc. (a)	8,676	408,119
DexCom, Inc. (a)	4,384	340,944
Editas Medicine, Inc. (a)	81,904	104,018
Edwards Lifesciences Corp. (a)	6,361	470,905
Elanco Animal Health, Inc. (a)	37,337	452,151
Exact Sciences Corp. (a)	8,808	494,922
Exelixis, Inc. (a)	25,620	853,146
Glaukos Corp. (a)	6,451	967,263
Haemonetics Corp. (a)	7,127	556,476
IDEXX Laboratories, Inc. (a)	1,130	467,187
Insulet Corp. (a)	3,547	926,015
Integer Holdings Corp. (a)	5,214	690,959
Ionis Pharmaceuticals, Inc. (a)	14,026	490,349
Merck & Co., Inc.	4,611	458,702
Merit Medical Systems, Inc. (a)	8,028	776,468
Moderna, Inc. (a)	5,705	237,214
Neurocrine Biosciences, Inc. (a)	4,410	601,965
Nevro Corp. (a)	42,087	156,564
Pacira BioSciences, Inc. (a)	20,807	392,004
Penumbra, Inc. (a)	2,726	647,370
Pfizer, Inc.	22,344	592,786
Premier, Inc. - Class A	27,911	591,713
Protagonist Therapeutics, Inc. (a)	21,012	811,063
Repligen Corp. (a)	3,305	475,722
ResMed, Inc.	3,070	702,078
Ultragenyx Pharmaceutical, Inc. (a)	13,025	547,962
United Therapeutics Corp. (a)	2,647	933,967
Veeva Systems, Inc. - Class A (a)	2,627	552,327
Veracyte, Inc. (a)	27,427	1,086,109
Vertex Pharmaceuticals, Inc. (a)	1,455	585,929
Zoetis, Inc.	3,597	586,059
		23,331,449

Industrials - 12.8%
A.O. Smith Corp.	6,796	463,555
AAON, Inc.	6,902	812,227
Alamo Group, Inc.	2,667	495,822
Atkore, Inc.	3,194	266,539
Bloom Energy Corp. - Class A (a)(b)	54,100	1,201,561
Brady Corp. - Class A	10,300	760,655
CSG Systems International, Inc.	11,905	608,465
Dayforce, Inc. (a)	9,180	666,835
Franklin Covey Co. (a)	15,484	581,889
Franklin Electric Co., Inc.	5,695	554,978
HNI Corp.	13,694	689,767
Illinois Tool Works, Inc.	2,269	575,328
John Bean Technologies Corp.	5,797	736,799
Kelly Services, Inc. - Class A	24,280	338,463
Lennox International, Inc.	1,247	759,797
Liquidity Services, Inc. (a)	32,687	1,055,463
Matson, Inc.	5,410	729,484
MSA Safety, Inc.	3,142	520,849
MYR Group, Inc. (a)	3,441	511,918
NORDSON Corp.	2,219	464,304
Paychex, Inc.	5,005	701,801
Paycom Software, Inc.	3,076	630,488
Plug Power, Inc. (a)(b)	176,664	376,294
Resideo Technologies, Inc. (a)	27,119	625,093
Robert Half, Inc.	7,816	550,715
Rockwell Automation, Inc.	2,090	597,301
Rush Enterprises, Inc. - Class A	11,470	628,441
SiteOne Landscape Supply, Inc. (a)	3,483	458,955
SS&C Technologies Holdings, Inc.	9,446	715,818
Steelcase, Inc. - Class A	46,949	554,937
Thermon Group Holdings, Inc. (a)	18,584	534,662
TPI Composites, Inc. (a)(b)	208,868	394,761
Trex Co., Inc. (a)	6,097	420,876
United Rentals, Inc.	843	593,843
Verisk Analytics, Inc.	2,580	710,609
W.W. Grainger, Inc.	600	632,430
Watts Water Technologies, Inc. - Class A	2,863	582,048
Xylem, Inc./NY	4,706	545,990
		23,049,760

Information Technology - 25.3%(c)
A10 Networks, Inc.	44,406	817,070
Adobe Systems, Inc. (a)	1,205	535,839
Advanced Micro Devices, Inc. (a)	3,368	406,821
Amkor Technology, Inc.	18,856	484,411
Analog Devices, Inc.	3,075	653,314
Ansys, Inc. (a)	1,752	591,002
Apple, Inc.	3,545	887,739
Applied Materials, Inc.	2,949	479,596
Arista Networks, Inc. (a)	8,398	928,231
Autodesk, Inc. (a)	2,338	691,043
Badger Meter, Inc.	3,760	797,571
BlackLine, Inc. (a)	9,418	572,238
Box, Inc. - Class A (a)	21,470	678,452
Cadence Design System, Inc. (a)	1,956	587,700
CDW Corp./DE	2,380	414,215
Cisco Systems, Inc.	12,312	728,870
Cognex Corp.	14,334	514,017
Cohu, Inc. (a)	18,240	487,008
CTS Corp.	12,994	685,174
Datadog, Inc. - Class A (a)	4,920	703,019
DocuSign, Inc. (a)	10,210	918,287
Dropbox, Inc. - Class A (a)	25,019	751,571
Dynatrace, Inc. (a)	13,093	711,604
Enphase Energy, Inc. (a)	5,028	345,323
Entegris, Inc.	4,326	428,534
EPAM Systems, Inc. (a)	2,205	515,573
Extreme Networks, Inc. (a)	52,679	881,846
F5, Inc. (a)	3,209	806,967
Gartner, Inc. (a)	1,277	618,668
GoDaddy, Inc. - Class A (a)	5,126	1,011,719
HubSpot, Inc. (a)	971	676,564
Infinera Corp. (a)(b)	100,788	662,177
InterDigital, Inc.	5,768	1,117,377
Intuit, Inc.	938	589,533
IPG Photonics Corp. (a)	6,706	487,660
KLA Corp.	873	550,095
Lam Research Corp.	6,268	452,738
Lattice Semiconductor Corp. (a)	7,773	440,340
Littelfuse, Inc.	2,512	591,953
Lumentum Holdings, Inc. (a)	12,840	1,077,918
MaxLinear, Inc. (a)	32,586	644,551
Microsoft Corp.	1,445	609,067
MKS Instruments, Inc.	4,571	477,167
MongoDB, Inc. (a)	1,696	394,846
Monolithic Power Systems, Inc.	900	532,530
NetApp, Inc.	5,794	672,567
NetScout Systems, Inc. (a)	27,831	602,819
Novanta, Inc. (a)	3,480	531,640
Nutanix, Inc. - Class A (a)	9,853	602,806
NVIDIA Corp.	6,734	904,309
Okta, Inc. (a)	5,814	458,143
Power Integrations, Inc.	8,573	528,954
PTC, Inc. (a)	3,221	592,245
Pure Storage, Inc. - Class A (a)	11,699	718,670
Qualcomm, Inc.	3,595	552,264
Rambus, Inc. (a)	9,839	520,089
Rogers Corp. (a)	5,124	520,650
Salesforce, Inc.	2,022	676,015
ScanSource, Inc. (a)	13,802	654,905
ServiceNow, Inc. (a)	799	847,036
Smartsheet, Inc. - Class A (a)	15,792	884,826
Teradyne, Inc.	5,413	681,605
Texas Instruments, Inc.	3,549	665,473
Trimble, Inc. (a)	9,447	667,525
Twilio, Inc. - Class A (a)	9,945	1,074,856
Universal Display Corp.	3,629	530,560
VeriSign, Inc. (a)	3,210	664,342
Workday, Inc. - Class A (a)	2,230	575,407
Zoom Communications, Inc. - Class A (a)	9,300	758,973
Zscaler, Inc. (a)	3,158	569,735
		45,394,352

Materials - 2.3%
AptarGroup, Inc.	4,227	664,062
Balchem Corp.	3,925	639,756
Berry Global Group, Inc.	10,054	650,192
Element Solutions, Inc.	24,341	618,992
Greif, Inc. - Class B	8,891	603,254
Kronos Worldwide, Inc.	52,497	511,846
Magnera Corp. (a)	2,778	50,476
Stepan Co.	6,839	442,483
		4,181,061

Utilities - 1.6%
American States Water Co.	8,537	663,495
American Water Works Co., Inc.	4,979	619,836
California Water Service Group	13,900	630,087
Middlesex Water Co.	11,663	613,824
Sunnova Energy International, Inc. (a)	99,069	339,807
		2,867,049
TOTAL COMMON STOCKS (Cost $160,881,489)		172,389,014

REAL ESTATE INVESTMENT TRUSTS - 3.8%	Shares	Value
AGNC Investment Corp. (b)	65,934	607,252
HA Sustainable Infrastructure Capital, Inc.	21,798	584,840
American Assets Trust, Inc.	28,371	745,022
Apple Hospitality REIT, Inc.	38,344	588,580
Easterly Government Properties, Inc.	55,330	628,549
Essential Properties Realty Trust, Inc.	23,099	722,537
Hudson Pacific Properties, Inc.	94,260	285,608
Prologis, Inc.	4,720	498,904
Rexford Industrial Realty, Inc.	12,232	472,889
Ryman Hospitality Properties, Inc.	5,337	556,863
Sunstone Hotel Investors, Inc.	55,204	653,615
Xenia Hotels & Resorts, Inc.	40,953	608,562
		6,953,221
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,359,069)		6,953,221

SHORT-TERM INVESTMENTS - 2.2%
Investments Purchased with Proceeds from Securities Lending - 1.7%
First American Government Obligations Fund - Class X, 4.39% (d)	3,039,967	3,039,967

Money Market Funds - 0.5%
Invesco Government & Agency Portfolio – Institutional Class, 4.42% (d)	866,230	866,230
TOTAL SHORT-TERM INVESTMENTS (Cost $3,906,197)		3,906,197

TOTAL INVESTMENTS - 101.9% (Cost $172,146,755)		183,248,432
Liabilities in Excess of Other Assets - (1.9)%		(3,439,125)
TOTAL NET ASSETS - 100.0%		$179,809,307
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $2,902,767 which represented 1.6% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Amplify Etho Climate Leadership U.S. ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$172,389,014	$–	$–	$172,389,014
Real Estate Investment Trusts	6,953,221	–	–	6,953,221
Investments Purchased with Proceeds from Securities Lending	3,039,967	–	–	3,039,967
Money Market Funds	866,230	–	–	866,230
Total Investments	$183,248,432	$–	$–	$183,248,432

Refer to the Schedule of Investments for further disaggregation of investment categories.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of December 31, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.